Goodwill And Intangible Assets (Carrying Amount Of Goodwill And Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Goodwill and Intangible Assets [Line Items]
Goodwill, Beginning balance	$ 962,282
Goodwill, Net Additions	6,552
Goodwill, Ending balance	968,834	$ 962,282
Intangible assets, Beginning balance	116,304
Intangible assets, Net Additions	5,458
Intangible assets, Amortization	(12,135)	(14,427)	$ (10,423)
Intangible assets, Ending balance	109,627	116,304
Global Wealth Management [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Goodwill, Beginning balance	270,779
Goodwill, Net Additions	5,698
Goodwill, Ending balance	276,477	270,779
Intangible assets, Beginning balance	45,231
Intangible assets, Net Additions	3,800
Intangible assets, Amortization	(4,506)
Intangible assets, Ending balance	44,525	45,231
Institutional Group [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Goodwill, Beginning balance	691,503
Goodwill, Net Additions	854
Goodwill, Ending balance	692,357	691,503
Intangible assets, Beginning balance	71,073
Intangible assets, Net Additions	1,658
Intangible assets, Amortization	(7,629)
Intangible assets, Ending balance	$ 65,102	$ 71,073